INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX EXPENSE
Schedule of components of the current and deferred tax expense

	Years ended December 31,
	2024	2023
Current tax expense
Current period	$376.3	$149.0
Settlement or adjustment for prior periods	(1.1)	0.3

Deferred tax expense
Origination and reversal of temporary differences	115.8	56.4
Settlement or adjustment for prior periods	(32.6)	57.3
Change in unrecognized deferred tax assets from impairment (reversal) charges	(17.8)	8.8
Change in unrecognized deferred tax assets	46.8	21.4
Total tax expense	$487.4	$293.2

Schedule of reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate

	Years ended December 31,
	2024	2023
Earnings before income tax	$1,481.4	$708.6
Statutory Rate	26.5%	26.5%
Expected income tax expense	$392.6	$187.8

Increase (decrease) resulting from:
Foreign exchange on deferred income taxes within income tax expenses	86.4	29.3
Change in unrecognized deferred tax assets	46.8	21.4
Mining and state taxes	36.6	6.2
Difference in foreign tax rates	15.4	20.9
Tax on (recovery from) repatriation of foreign earnings	6.0	(18.2)
True-up of prior provisions to tax filings	2.6	3.6
Tax impact on non-controlling interest	(9.7)	—
Percentage of depletion	(11.7)	(12.9)
Change in unrecognized deferred tax assets from impairment (reversal) charges	(17.8)	8.8
Net accounting expenses (income) not deductible (taxable) for tax	(21.8)	19.8
Change in income tax related uncertain tax positions	(35.5)	22.3
Other	(2.5)	4.2
Income tax expense	$487.4	$293.2

Schedule of components of deferred income tax

	December 31,	December 31,
	2024	2023
Deferred tax assets
Reclamation and remediation obligations	$116.6	$105.9
Accrued expenses and other	93.8	63.5
Property, plant and equipment	4.8	5.8
Losses	0.7	8.0
	215.9	183.2
Deferred tax liabilities
Property, plant and equipment	694.2	581.1
Inventory capitalization	65.3	36.7
Reclamation and remediation obligations	0.1	2.6
	$759.6	$620.4
Deferred tax liabilities - net	$543.7	$437.2

Schedule of movement in net deferred tax liabilities

	December 31,	December 31,
	2024	2023
Balance at the beginning of the period	$437.2	$296.9
Recognized in the statement of operations	112.2	143.9
Recognized in OCI	(5.3)	(3.6)
Other	(0.4)	—
Balance at the end of the period	$543.7	$437.2

Schedule of unrecognized deferred tax assets

	December 31,	December 31,
	2024	2023
Deductible temporary differences	$775.7	$736.7
Tax losses	$467.6	$469.6

Schedule of unrecognized non-capital losses

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,352.8	2027 - 2044
United States(a)	Net operating losses	259.0	2025-2026 & No expiry
Chile	Net operating losses	133.3	No expiry
Brazil	Net operating losses	1.7	No expiry
Mauritania	Net operating losses	13.1	2025 - 2029
Luxembourg	Net operating losses	31.0	Various
Other	Net operating losses	52.2	Various
(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.